Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total equity [Member]	Common shares (no par value) [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Common shares in treasury, at cost [Member]	Unrealized net gains (losses) on financial assets at FVOCI, net of tax and other [1]	Unrealized net gains (losses) Attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax [1]	Unrealized net gains (losses) on derivatives hedging variability of cash flows, net of tax [Member] [1]	Unrealized net gains (losses) on assets classified as held for sale, net of tax [Member] [1]	Foreign currency translation, net of tax [Member] [1]	Unrealized net gains (losses) from equity method investments [Member]	Accumulated other comprehensive income, net of tax [Member]	Total shareholders equity [Member]		Additional equity components [Member]	[2]	Noncontrolling interests [Member]
Equity, Balance at Dec. 31, 2019		€ 62,160	€ 5,291	€ 40,505	€ 9,644		€ (4)	€ 45	€ 25	€ 14	€ 0	€ 336	€ 0	€ 421	€ 55,857		€ 4,665		€ 1,638
Total comprehensive income (loss), net of tax	[3]	(199)	0	0	24		0	113	91	(13)	0	(460)	(1)	(270)	(246)		0		47
Gains (losses) attributable to Equity instruments designated at FVTOCI, net of tax		0	0	0	0		0	0	0	0	0	0	0	0	0		0		0
Gains (losses) upon early ext. attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax		0	0	0	0		0	0	0	0	0	0	0	0	0		0		0
Cash dividends paid		0	0	0	0		0	0	0	0	0	0	0	0	0		0		0
Coupon on additional equity components, net of tax		(349)	0	0	(349)	[4]	0	0	0	0	0	0	0	0	(349)	[4]	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		107	0	0	107		0	0	0	0	0	0	0	0	107		0		(1)
Net change in share awards in the reporting period		(144)	0	(141)	0		0	0	0	0	0	0	0	0	(141)		0		(3)
Treasury shares distributed under share-based compensation plans		139	0	0	0		139	0	0	0	0	0	0	0	139		0		0
Tax benefits related to share-based compensation plans		0	0	0	0		0	0	0	0	0	0	0	0	0		0		0
Option premiums and other effects from options on common shares		0	0	0	0		0	0	0	0	0	0	0	0	0		0		0
Purchases of treasury shares		(255)	0	0	0		(255)	0	0	0	0	0	0	0	(255)		0		0
Sale of treasury shares		64	0	0	0		64	0	0	0	0	0	0	0	64		0		0
Net gains (losses) on treasury shares sold		0	0	0	0		0	0	0	0	0	0	0	0	0		0		0
Other		1,248	0	120	0		0	0	0	0	0	0	0	0	120		1,161	[5]	(34)
Equity, Balance at Jun. 30, 2020		62,771	5,291	40,484	9,427		(56)	158	116	1	0	(123)	(1)	151	55,297		5,826		1,648
Equity, Balance at Dec. 31, 2020		62,184	5,291	40,606	10,002		(7)	278	7	7	0	(1,411)	(1)	(1,118)	54,774		5,824		1,587
Total comprehensive income (loss), net of tax	[3]	2,245	0	0	2,012		0	(322)	(8)	1	0	475	(6)	139	2,151		0		94
Gains (losses) attributable to Equity instruments designated at FVTOCI, net of tax		0	0	0	0		0	0	0	0	0	0	0	0	0		0		0
Gains (losses) upon early ext. attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax		(2)	0	0	(2)		0	0	0	0	0	0	0	0	(2)		0		0
Cash dividends paid		(79)	0	0	0		0	0	0	0	0	0	0	0	0		0		(79)
Coupon on additional equity components, net of tax		(363)	0	0	(363)	[4]	0	0	0	0	0	0	0	0	(363)	[4]	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		357	0	0	355		0	0	0	0	0	0	0	0	355		0		3
Net change in share awards in the reporting period		(219)	0	(218)	0		0	0	0	0	0	0	0	0	(218)		0		(2)
Treasury shares distributed under share-based compensation plans		248	0	0	0		248	0	0	0	0	0	0	0	248		0		0
Tax benefits related to share-based compensation plans		15	0	15	0		0	0	0	0	0	0	0	0	15		0		0
Option premiums and other effects from options on common shares		(50)	0	(50)	0		0	0	0	0	0	0	0	0	(50)		0		0
Purchases of treasury shares		(289)	0	0	0		(289)	0	0	0	0	0	0	0	(289)		0		0
Sale of treasury shares		20	0	0	0		20	0	0	0	0	0	0	0	20		0		0
Net gains (losses) on treasury shares sold		0	0	0	0		0	0	0	0	0	0	0	0	0		0		0
Other		1,340	0	107	0		0	0	0	0	0	0	0	0	107		1,243	[5]	(11)
Equity, Balance at Jun. 30, 2021		€ 65,406	€ 5,291	€ 40,460	€ 12,004		€ (28)	€ (44)	€ (1)	€ 8	€ 0	€ (935)	€ (7)	€ (979)	€ 56,748		€ 7,068		€ 1,591

[1]	Excluding unrealized net gains (losses) from equity method investments.
[2]	Includes Additional Tier 1 Notes, which constitute unsecured and subordinated notes of Deutsche Bank and are classified as equity in accordance with IFRS.
[3]	Excluding remeasurement gains (losses) related to defined benefit plans, net of tax.
[4]	Since 2019 tax impact is recognized in net income (loss) directly.
[5]	Includes net proceeds from issuance, purchase and sale of Additional Equity Components.